General and Administrative Expense (Tables)	12 Months Ended
Dec. 31, 2017
General and administrative expenses
General And Administrative Expense
	December 31,
	2015	2016	2017
Management fees - related party	$10,764	$11,611	$13,511
Professional fees (legal and accounting)	906	528	687
Compensation for Directors and Officers	1,712	1,907	468
Listing fees and expenses	90	107	96
Miscellaneous	1,145	1,228	1,356
Total	$14,617	$15,381	$16,118